Summary of Significant Accounting Policies - Schedule of Deferred Revenue Related to Training Courses and Other Services (Details) - Deferred Revenue [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Summary of Significant Accounting Policies - Schedule of Deferred Revenue Related to Training Courses and Other Services (Details) [Line Items]
Deferred revenue – beginning of period	$ 722,289	$ 548,094
Additions	20,273	313,029
Net changes in foreign exchange impact	(1,335)	2,278
Revenue recognized	(323,894)	(141,112)
Deferred revenue – end of period	$ 417,333	$ 722,289